Acquisitions - Purchase price as of the Regentys acquisition (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 07, 2019	Nov. 27, 2018	Oct. 31, 2018	Jul. 31, 2018	Dec. 28, 2017	Jul. 31, 2017
Cash and cash equivalents	$ 540,254	$ 298,485	$ 61,857		$ 2,363,740	$ 1,046,365		$ 2,879,165
Other current assets	451,344	275,731	13,138			96,251
Property and equipment, net	531,888	499,993	444			31,536
Accounts payable and accrued liabilities	(22,447,533)	(19,055,822)	(1,181,920)			(11,044,774)
Notes payable	(10,163,610)	(8,368,379)	(639,009)			(320,000)
Loans from related parties			(16,506)
Deferred tax liability		(889,782)	(889,782)			(1,040,173)
In-process research & development			3,510,680
Note receivable from Generex			14,345,205
Redeemable non-controlling interest	4,073,898	4,073,898	(4,073,898)			0
Non-controlling interest	14,800,447	16,974,439	(9,870,762)			(5,576,272)
Cash paid prior to the time of closing			0
Total Fair Value of Assets Acquired			1,259,447
Cash paid prior to the time of closing			400,000
Note receivable from Generex			14,345,205
Goodwill	$ 38,901,126	$ 38,297,573	13,485,758			$ 0	$ 0
Allocation Adjustments
Cash and cash equivalents			0	$ (400,000)
Other current assets			20,543	0
Property and equipment, net			0
Accounts payable and accrued liabilities			(307,495)
Notes payable			29,685
Loans from related parties			(399,999)
Deferred tax liability			30,320	397,513
In-process research & development			(119,630)	(1,521,000)
Note receivable from Generex			(2,791)	0
Non-controlling interest			(2,791)	0
Cash paid prior to the time of closing			400,000	400,000
Total Fair Value of Assets Acquired			(751,613)	(1,383,485)
Cash paid prior to the time of closing			0	0
Note receivable from Generex			(2,791)	0
Goodwill			748,823	1,383,485
Revised Allocation
Cash and cash equivalents			61,857	208,419
Other current assets			33,591	37,950
Property and equipment, net			444
Accounts payable and accrued liabilities			(1,488,870)
Notes payable			(609,324)
Loans from related parties			(416,505)
Deferred tax liability			(859,462)	(642,660)
In-process research & development			3,391,050	2,459,000
Note receivable from Generex			14,345,414	11,472,663
Redeemable non-controlling interest			(4,073,898)
Non-controlling interest			(9,870,762)	(11,999,559)
Cash paid prior to the time of closing			400,000	400,000
Total Fair Value of Assets Acquired			907,833	2,461,440
Cash paid prior to the time of closing			400,000	400,000
Note receivable from Generex			14,342,414	11,472,664
Goodwill			$ 13,834,581	$ 9,411,224